Expense by nature and function	12 Months Ended
Dec. 31, 2023
Expense By Nature And Function [Abstract]
Expense by nature and function
15.
Expense by nature and function

The following table summarizes the Company’s operating expenses by nature:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Personnel expense	20,226	28,628	26,509
Depreciation and amortization	9,067	12,636	12,736
Hosting and software licenses	5,355	6,647	4,200
Marketing	3,120	10,282	13,709
Professional services	2,414	2,889	3,800
Stock-based compensation	2,479	8,712	11,683
Insurance and licenses	2,000	3,138	2,316
Credit verification costs	1,256	1,918	1,990
Premises	1,029	1,224	1,040
Others	3,589	3,741	3,588
Total	50,535	79,815	81,571

The following table summarizes the Company’s operating expenses by function including stock-based compensation and depreciation and amortization:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Technology and development	15,906	26,718	25,021
Marketing	3,379	11,448	16,619
Customer service and operations	11,351	15,900	15,870
General and administration	19,899	25,749	24,061
Total	50,535	79,815	81,571